Recovery of Erroneously Awarded Compensation	3 Months Ended
Jan. 31, 2025
Restatement Determination Date:: 2025-01-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	The CLDC of our board of directors, consisting entirely of independent directors, conducted a recovery analysis of incentive-based compensation received by our executive officers during the relevant period, as contemplated by Rule 10D-1 under the Exchange Act and in accordance with our Recovery Policy. Based on this analysis, no recovery of incentive-based compensation is required, as the financial statement adjustments did not impact the metrics used to determine incentive compensation during the relevant recovery period, and thus there was no erroneously awarded compensation.